Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Furniture and fittings [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	5 years
Computer [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	3 years
Warehouse equipment [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	2 years
Machinery equipment [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	3 years
Leasehold improvements [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	5 years
Minimum [Member] | Motor vehicles [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	5 years
Minimum [Member] | Office equipment [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	2 years
Maximum [Member] | Motor vehicles [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	10 years
Maximum [Member] | Office equipment [Member]
Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Useful life	8 years